February 25, 1998

Dear Shareholder:

Enclosed are the mid-year financial statements for the Western Asset Trust International Securities Portfolio, covering the period July 1 - December 31, 1997.

Now in its sixth year of operation, the fund produced positive but somewhat disappointing investment results relative to both the non-dollar and the domestic market for this period, returning 3.7% (net) versus the Salomon Brothers World Ex-US (hedged) return of 6.1%, and the Salomon Brothers Broad Investment Grade Index return of 6.4%.

The fund's below benchmark performance during this period is due to two principal factors: 1) the fund was not invested in the Japanese bond market which experienced a substantial decline in yields, and 2) non-dollar markets (ex-Japan) generally lagged the strong performance of the U.S. market. It should be noted, however, that the primary purpose of this fund is to provide domestic investors with opportunistic exposure to non-dollar fixed-income securities. In this capacity it detracted only marginally from overall returns, since our allocation to the non-dollar sector was reduced to modest levels just prior to the beginning of the period.

As you know, we will be repositioning this fund in the next few months and are optimistic that these changes will further enhance the funds' future return prospects.

Please feel free to call if you have any questions.

Sincerely,



/s/ W. Curtis Livingston
________________________
W. Curtis Livingston
President

Enclosure

                           WESTERN ASSET TRUST, INC.

                       INTERNATIONAL SECURITIES PORTFOLIO

                             REPORT TO SHAREHOLDERS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                             % OF                     MATURITY
                                          NET ASSETS   RATE             DATE              CURRENCY              PAR          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES (A)               62.36%
BRITISH STERLING                             1.78%
Daimler-Benz UK, PLC                                  7.00%           02/25/00               GBP                 500          $815
Bayerische Hypotheken Bank                            7.00%           02/20/00                                 1,000         1,634
Fannie Mae                                            6.875%          06/07/02                                 1,900         3,126
Welcome Break Finance, PLC                            8.284%          09/01/17                                 1,000         1,819
                                                                                                                    --------------
                                                                                                                             7,394
CANADIAN DOLLAR                              3.64%
Government of Canada                                  8.00%           06/01/23               CAD               4,200         3,721

DANISH KRONE                                16.20%
Kingdom of Denmark                                    9.00%           11/15/00               DKK              45,000         7,285
Kingdom of Denmark                                    8.00%           03/15/06                                45,000         7,608
Kingdom of Denmark                                    7.00%           11/15/07                                10,500         1,682
                                                                                                                    --------------
                                                                                                                            16,576
GERMAN DEUTSCHMARK                           3.48%
Deutsche Bundesrepublik                               6.25%           04/26/06               DEM               6,000         3,557

ITALIAN LIRA                                12.13%
Buoni del Tesoro Poliennali                           10.00%          08/01/03               ITL          18,000,000        12,414

SOUTH AFRICAN RAND                           3.39%
Republic of South Africa                              13.00%          08/31/10               ZAR              17,700         3,465

SWEDISH KRONA                               14.36%
Kingdom of Sweden                                     13.00%          06/15/01               SEK              95,000        14,696

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                             % OF                     MATURITY
                                          NET ASSETS   RATE             DATE              CURRENCY              PAR          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES -CONTINUED
UNITED STATES DOLLAR                         1.94%
Standard Chartered Bank
     Indonesia Rupiah-Linked Note                     14.00%          11/21/01               USD               5,000        $1,986


Total Long-Term Investments
(Identified Cost - $67,879)                                                                                                 63,808
----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (A)                   29.48%
COMMERCIAL PAPER                             15.19%                                           USD
Conagra Inc.                                           6.40%           01/02/98                                 7,000        6,998
GATX Capital Corporation                               7.00%           01/02/98                                 1,550        1,549
BP America, Inc.                                       6.90%           01/02/98                                 7,000        6,997
                                                                                                                     -------------
                                                                                                                            15,544
REPURCHASE AGREEMENTS                        14.06%
J.P. Morgan Securities, Inc.
  6.60% dated 12/31/97, to be repurchased at
  $8,003 on 1/2/98 (Collateral: $7,720 Fannie
  Mae Medium-term note, 6.85% due 4/5/04,
  value $8,290)                                                                                                 8,000        8,000

Merrill Lynch Securities, Inc.
  6.6% dated 12/31/97, to be repurchased at
  $6,391 on 1/2/98 (Collateral: $6,335 Fannie
  Mae Medium-term note, 6.45% due 2/14/02,
  value $6,673)                                                                                                 6,389        6,389
                                                                                                                     -------------
                                                                                                                            14,389

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                             % OF                     MATURITY                               ACTUAL
                                          NET ASSETS   RATE             DATE              CURRENCY          CONTRACT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  -  CONTINUED
OPTIONS PURCHASED                             0.12%
Kingdom of Denmark 7% 11/07 Euro Call
  January 98, Strike Price  $109.50                                                           DKK                296           $63

United Kingdom Treasury Stock 8/21 Euro Put
  January 98, Strike Price  $121.406                                                          GBP                 15            61

Government of Japan #190 Euro Call
  January 98, Strike Price  $108.426                                                          JPY              9,400           110
                                                                                                                    --------------
                                                                                                                               124

Total Short-Term Investments
(Identified Cost - $30,146)                                                                                                 30,167
----------------------------------------------------------------------------------------------------------------------------------

Total Investments                            91.84%
(Identified Cost - $90,025)                                                                                                 93,975
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     APPRECIATION/
                                                      EXPIRATION                                                    (DEPRECIATION)
                                                      ----------                                                    --------------
FUTURES CONTRACTS PURCHASED
German 5-Year Government Bond Futures                  March 98                                                   30           ($1)
UK Long Gilt Government Bond Futures                   March 98                                                  194           (59)
                                                                                                                    --------------
                                                                                                                               (60)

----------------
(A) Listed by currency denomination.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                       ASSETS

Investments at value (Identified Cost - $98,025)                        $ 93,975
Receivable for investments sold                                           74,347
Interest receivable                                                        2,268
Unrealized appreciation of forward currency contracts                      6,138
Other assets                                                                  21
                                                                        --------
            Total assets                                                 176,749

                       LIABILITIES

Payable for fund shares repurchased                                       72,383
Unrealized depreciation of forward currency contracts                      1,848
Payable for variation margin                                                  60
Due to adviser                                                                32
Accrued expenses                                                             103
                                                                        --------
            Total liabilities                                             74,426
                                                                        --------
Net assets                                                              $102,323
                                                                        ========

                       ANALYSIS OF NET ASSETS

Common stock at par value $.001 per share, authorized
            100,000,000 shares: issued and outstanding 1,088 shares     $      1
Accumulated paid-in capital                                              104,860
Overdistributions of net investment income                                  (651)
Accumulated net realized loss on investments, forward currency
            contracts and currency translations                           (1,611)
Unrealized depreciation of investments, forward currency
            contracts and currency translations                             (276)
                                                                        --------
Net assets                                                              $102,323
                                                                        ========


NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE         $  94.05
                                                                        ========

---------
See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                         $7,625

EXPENSES:
     Advisory fee                                       $   593
     Custodian fees                                         209
     Legal and audit fees                                    13
     Directors' fees                                          9
     Registration fees                                        5
     Organization expense                                     2
     Transfer agent and
         shareholder servicing expense                        4
     Reports to shareholders                                  1
     Other expenses                                           7
                                                        -------
                                                            843
         Less fees waived                                  (481)
                                                        -------
         Total expenses, net of waivers                                  362
                                                                      ------

                                                                       7,263
NET INVESTMENT INCOME

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on:
         Investments, options and futures                (5,425)
         Foreign currency transactions                    5,771
     Unrealized gain (loss) on:
         Investments                                      1,136
         Assets and liabilities denominated
                         in foreign currencies             (404)
                                                        -------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 1,078
                                                                      ------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $8,341
                                                                      ======

================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)



                                                  FOR THE SIX              FOR THE YEAR
                                                  MONTHS ENDED                 ENDED
                                                DECEMBER 31, 1997          JUNE 30, 1997
                                                -----------------          -------------
                                                   (UNAUDITED)
CHANGE IN NET ASSETS:
Net investment income                              $   7,263                 $ 16,121
Net realized gain on investments,
          options, futures and foreign
          currency translations                          346                   12,872
Change in unrealized appreciation
          of investments and assets
          and liabilities denominated
          in foreign currencies                          732                    1,957
                                                   ---------                 --------
Change in net assets resulting
          from operations                              8,341                   30,950

Distributions to shareholders from net
          investment income                          (19,141)                 (23,883)

Change in net assets from:

          Fund share transactions:                  (190,575)                  76,535
                                                   ---------                 --------
          Change in net assets                      (201,375)                  83,602


NET ASSETS:

          Beginning of period                        303,698                  220,096
                                                   ---------                 --------

          End of period (including
               (over)/under distributed net
               investment income of $(651)
               and $11,227 respectively             $102,323                 $303,698
                                                    ========                 ========

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS

        Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                                                  FOR THE YEARS ENDED JUNE 30,
                                         SIX MONTHS ENDED    -------------------------------------------------------------------
                                        DECEMBER 31, 1997       1997            1996           1995          1994       1993 (A)
                                        -----------------    -------------------------------------------------------------------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $97.61           $95.16          $92.10         $93.76       $105.53       $100.00
                                      --------------         -------------------------------------------------------------------

Net investment income (B)                       2.56             5.29            5.78           6.29          6.94          3.21
Net realized and unrealized gain (loss)
      on investments, forward currency
      contracts, options, futures and
      foreign currency contracts                0.65             6.27            3.56          (1.04)        (7.36)         2.59
                                      --------------         -------------------------------------------------------------------
Total from investment operations                3.21            11.56            9.34           5.25         (0.42)         5.80
                                      --------------         -------------------------------------------------------------------
Distributions to shareholders from:
      Net investment income                    (6.77)           (9.11)          (6.28)         (0.63)        (8.64)        (0.27)
      Net realized gain on investments             -                -               -              -         (2.71)            -
      Tax return of capital                        -                -               -          (6.28)            -             -
                                      --------------         -------------------------------------------------------------------
Total distributions                            (6.77)           (9.11)          (6.28)         (6.91)       (11.35)        (0.27)
                                      --------------         -------------------------------------------------------------------
Net asset value, end of period                $94.05           $97.61          $95.16         $92.10        $93.76       $105.53
                                      ==============         ===================================================================

Total return (B)                                3.73%(C)        12.83%          10.36%          6.03%        -1.14%         5.81%(C)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
      Expenses (B)                              0.29%(D)         0.28%           0.26%          0.28%         0.30%         0.45%(D)
      Net investment income (B)                 5.82%(D)         6.11%           6.02%          5.67%         5.53%         6.08%(D)

Portfolio turnover rate                       448.85%(D)       290.56%         348.40%        355.03%       571.18%       249.94%(D)
Net assets, end of period
      (in thousands)                        $102,323         $303,698        $220,096       $178,334      $106,806       $93,288

------------
(A)  For the period January 7, 1993 (commencement of operations) to June 30,
     1993.
(B) Net of voluntary waiver of investment advisory fees. In the absence of this voluntary waiver, the ratio of expenses to average net assets would have been 0.69% for the six months ended December 31, 1997, 0.68% for the year ended June 30, 1997, 0.66% for the year ended June 30, 1996, 0.68% for the year ended June 30, 1995, 0.70% for the year ended June 30, 1994 and 0.85% for the period ended June 30, 1993.
(C)  Not annualized.
(D)  Annualized.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust International Securities Portfolio ("Fund"), a non-diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to January 7, 1993, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation on investments.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
     (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Distributions are determined on a tax basis and may differ from net investment income and capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

DEFERRED ORGANIZATIONAL EXPENSE

Deferred organizational expenses of $18 were amortized on a straight-line basis through December 1997.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS:

As part of its investment program, the Fund utilizes repurchase agreements and forward currency exchange contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

FORWARD CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward currency exchange contracts to help manage its currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Forward currency contracts are valued using the forward rate. Outstanding contracts at December 31, 1997 are as follows:


                                                 CONTRACT TO
    SETTLEMENT           ------------------------------------------------------------          APPRECIATION/
       DATE                       RECEIVE                          DELIVER                    (DEPRECIATION)
   -------------         ------------------------         ---------------------------         --------------
       1/16/98             USD              9,132           AUD               12,630               $  897
       1/16/98             AUD             12,630           USD                8,766                 (531)
       2/17/98             USD             14,721           CAD               20,800                  143
       2/17/98             CAD             15,462           USD               10,868                  (32)
       2/17/98             USD             18,171           DEM               32,100                  278
       2/17/98             DEM             25,600           USD               14,326                  (56)
       2/17/98             USD             29,869           DKK              196,300                1,150
       2/17/98             DKK             80,500           USD               11,824                  (47)
       2/17/98             USD             45,431           GBP               27,116                  995

FORWARD CURRENCY EXCHANGE CONTRACTS - CONTINUED


                                                 CONTRACT TO
    SETTLEMENT           ------------------------------------------------------------          APPRECIATION/
       DATE                       RECEIVE                          DELIVER                    (DEPRECIATION)
   -------------         ------------------------         ---------------------------         --------------
       2/17/98             GBP             22,626           USD               37,511               $ (432)
       5/04/98             USD              9,091           GRD            2,700,000                 (146)
       5/04/98             GRD          2,700,000           USD                9,477                 (240)
       2/17/98             USD             22,043           ITL           37,500,000                  851
       2/17/98             ITL         14,785,000           USD                8,392                  (37)
       1/29/98             USD              4,369           NLG                8,655                   93
       1/29/98             NLG              8,655           USD                4,420                 (144)
       1/21/98             USD             11,982           PTE            2,170,000                  188
       1/21/98             PTE          2,170,000           USD               11,877                  (83)
       2/17/98             USD             27,403           SEK              205,800                1,449
       2/17/98             SEK             84,600           USD               10,695                  (26)
       2/17/98             USD              5,780           ZAR               28,780                  (64)
       2/17/98             ZAR             11,000           USD                2,235                   (2)
       4/19/98             USD              6,100           ZAR               30,219                   68
       4/19/98             ZAR             30,219           USD                6,014                   18
                                                                                                   ------
                                                                                                   $4,290
                                                                                                   ======


3.   PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term and U.S. Government securities) for the six months ended December 31, 1997 aggregated $436,224 and $548,791, respectively. There were no purchases or sales of U.S. Government securities during the six months ended December 31, 1997.

At December 31, 1997, the cost of securities for federal income tax purposes was $98,025. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,324.

4.   FUND SHARE TRANSACTIONS:

At December 31, 1997, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                   FOR THE SIX MONTHS ENDED                       FOR THE YEAR ENDED
                                         --------------------------------------   -------------------------------------------
                                                       DECEMBER 31, 1997                             JUNE 30, 1997
                                         --------------------------------------   -------------------------------------------
                                                SHARES                AMOUNT               SHARES                   AMOUNT
-------------------------------------------------------------------------------   -------------------------------------------
Sold                                               31              $    2,855               696                   $ 67,238

Reinvestment of distributions                     205                  19,141               251                     23,796

Repurchased                                    (2,259)               (212,571)             (149)                   (14,499)
-------------------------------------------------------------------------------   -------------------------------------------

Net change                                     (2,023)              $(190,575)              798                   $ 76,535
===============================================================================   ===========================================

5.    SECURITIES LOANED:

At December 31, 1997, the market value of the securities on loan to broker-dealers was $7,804, for which the Fund received collateral of $8,231 in cash. Such collateral is in the possession of the Fund's custodian. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.    TRANSACTIONS WITH AFFILIATES:

The Fund has a management agreement with Western Asset Management Company ("Adviser"), a corporate affiliate of Legg Mason Fund Adviser, Inc. ("Administrator"), and Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.475% of average daily net assets of the Fund. The Adviser has voluntarily agreed to waive its fees and reimburse the Fund to the extent necessary to limit total expenses to 0.85% of average daily net assets. The Adviser has further voluntarily waived its fee for services to the Fund other than the portion of the fee equal to the fee paid by the Adviser to the Administrator. Pursuant to this agreement, advisory fees of $481 were waived for the six months ended December 31, 1997.

The Adviser has an administration agreement with the Administrator. Under this agreement, the Administrator provides the Fund with administrative services for which the Adviser pays a fee at an annual rate of 0.075% of average daily net assets of the Fund.